COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF TABLE REPRESENTING THE BREAKOUT OF THE OPERATING LEASES

The following table presents the breakout of the operating leases as of:

	December 31, 2022	December 31, 2021
Operating lease right-of-use assets	$4,513	$5,709
Short-term operating lease liabilities	1,188	1,082
Long-term operating lease liabilities	3,541	4,694
Total operating lease liabilities	$4,729	$5,776
Weighted average remaining lease term	3.6 years	4.6 years
Weighted average discount rate	5.2%	5.2%

SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER THE OPERATING LEASES

At December 31, 2022, the future minimum lease payments under these operating leases are as follows:

2023	$1,399
2024	1,435
2025	1,440
2026	893
Total lease payments	5,167
Less imputed interest	438
Total operating lease liabilities	$4,729

SCHEDULE OF LEASE COST

		December 31,	December 31,
Lease cost	Classification	2022	2021
Operating lease cost	Cost of goods sold	$1,476	$633
Operating lease cost	Research and development	95	103
Operating lease cost	General and administration	50	42
Operating lease cost	Selling and marketing	49	42
Total lease cost		$1,670	$820